PHOENIX TRUST
                         PHOENIX-OAKHURST MANAGED ASSETS

     Supplement dated Janaury 17, 2003 to the Phoenix Trust Prospectus dated
         May 1, 2002, as supplemented June 21, 2002 and January 2, 2003 and to the Statement of Additional Information dated May 1, 2002, as supplemented June 21, 2002, September 30, 2002 and January 2, 2003.

THE INFORMATION CONTAINED IN THIS SUPPLEMENT DATED JANUARY 17, 2003 SUPERSEDES THAT CONTAINED IN THE SUPPLEMENT DATED JANUARY 2, 2003. THIS SUPPLEMENT CORRECTS THE NAMES OF THE TRUST AND OF THE FUND AS STATED IN THE SUPPLEMENT DATED JANUARY 2, 2003.

         Effective January 1, 2003, Phoenix/Zweig Advisers LLC, the investment adviser to Phoenix-Oakhurst Managed Assets (the "Fund"), has voluntarily agreed to waive a portion of its investment management fee so that the annual rate paid by the Fund will be 0.75% after such waiver.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1196/MA-IAFee (01/03)-R